Summary of Income Tax Benefits (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 188,000